CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($)	1 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net income (loss)		$ (2,187)		$ (185,347)	$ (1,621)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest earned on marketable securities held in Trust Account		0		(1,383,186)	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		0		(13,560)	0
Accrued expenses		1,887		477,652	999
Income taxes payable		0		436,721	0
Net cash provided by (used in) operating activities		(300)		(667,720)	(622)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		0		(175,000,000)	0
Cash withdrawn from Trust Account		0		500,000	0
Net cash used in investing activities		0		(174,500,000)	0
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		0		171,940,000	0
Proceeds from sale of Private Placement Units		0		4,200,000	0
Proceed from issuance of common stock to Initial Stockholders		0		3,311	0
Proceeds from collection of notes receivable from stockholders		0		0	25,000
Proceeds from promissory note - related party		300		0	231,546
Repayment of promissory note - related party		0		(231,846)	0
Payment of offering costs		0		(463,778)	(173,310)
Net cash provided by (used in) financing activities		300		175,447,687	83,236
Net increase (decrease) in cash and restricted cash		0		279,967	82,614
Cash - Beginning	$ 82,614	0		82,614	0
Cash - Ending		0	$ 362,581	362,581	82,614	$ 0
Non-Cash investing and financing activities:
Deferred offering costs included in accrued expenses		0		0	214,612
Deferred underwriting fees charged to additional paid in capital		0		9,190,000	0
Deferred legal fees charged to additional paid in capital		0		25,000	0
Initial Classification of Common Stock Subject to Possible Redemption		0		161,314,270	0
Change in Value of Common Stock Subject to Possible Redemption		0		(187,210)	0
Issuance of stock for notes receivable from stockholders		25,000		0	0
Intermex Holdings, Inc. and Subsidiaries [Member]
Cash Flows from Operating Activities:
Net income (loss)			(10,173,453)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization			16,644,821
Share-based compensation			1,845,943
Provision for bad debts			1,401,446
Debt issuance cost amortization			335,221
Deferred taxes			369,947
Loss on disposals of property and equipment			127,850
Total adjustments			20,725,228
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			(1,011,440)
Accounts receivable			(29,172,953)
Prepaid wires			(4,143,741)
Wire transfer and money order payables			27,637,839
Accounts payable and accrued other			3,555,223
Net cash provided by (used in) operating activities			7,416,703
Cash Flows from Investing Activities:
Purchases of property and equipment			(4,351,506)
Net cash used in acquisition			(923,654)
Net cash used in investing activities			(5,275,160)
Cash Flows from Financing Activities:
Borrowings under term loan			102,000,000
Borrowings/(repayments) under revolving loan, net			12,000,000
Repayment of term loan			(76,212,500)
Debt issuance costs			(4,682,830)
Common dividend distributions			(20,178,000)
Purchase of preferred stock			0
Purchase of common stock			0
Net cash provided by (used in) financing activities			12,926,670
Effect of exchange rate changes on cash			98,820
Net increase (decrease) in cash and restricted cash			15,167,033
Cash - Beginning			43,988,585
Cash - Ending	43,988,585		59,155,618	59,155,618
Supplemental disclosures of cash flow information:
Cash paid for interest			11,687,159
Cash paid for taxes			400,000
Non-Cash investing and financing activities:
Agent businesses acquired in exchange for receivables			639,688
Dividends paid in-kind			0
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member]
Cash Flows from Operating Activities:
Net income (loss)	(3,318,421)				9,400,026	5,757,824
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	381,746				2,530,334	2,453,454
Share-based compensation	2,916,324				62,563	62,839
Provision for bad debts	83,695				909,275	720,416
Debt issuance cost amortization	39,298				2,670,976	741,450
Deferred taxes	(2,214,351)				3,718,943	3,971,485
Loss on disposals of property and equipment	13,472				172,934	87,038
Total adjustments	1,220,184				10,065,025	8,036,682
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	70,927				(302,025)	(44,622)
Accounts receivable	3,612,332				(15,865,867)	(5,316,628)
Prepaid wires	7,848,641				777,111	(9,652,582)
Wire transfer and money order payables	(1,884,922)				13,759,090	1,718,158
Accounts payable and accrued other	1,103,326				4,562,418	3,966,613
Net cash provided by (used in) operating activities	8,652,067				22,395,778	4,465,445
Cash Flows from Investing Activities:
Purchases of property and equipment	(249,382)				(3,012,110)	(2,064,577)
Net cash used in acquisition	0				0	0
Net cash used in investing activities	(249,382)				(3,012,110)	(2,064,577)
Cash Flows from Financing Activities:
Borrowings under term loan	0				40,331,834	35,000,000
Borrowings/(repayments) under revolving loan, net	(2,000,000)				(2,000,000)	3,000,000
Repayment of term loan	0				(1,287,004)	(9,444,830)
Debt issuance costs	0				(2,315,992)	(2,789,288)
Common dividend distributions	0				(1,286,995)	(18,144,839)
Purchase of preferred stock	0				0	(10,639,850)
Purchase of common stock	0				(34,000,000)	0
Net cash provided by (used in) financing activities	(2,000,000)				(558,157)	(3,018,807)
Effect of exchange rate changes on cash	(15,196)				(149,884)	(64,403)
Net increase (decrease) in cash and restricted cash	6,387,489				18,675,627	(682,342)
Cash - Beginning	37,601,096		$ 43,988,585	$ 37,601,096	18,925,469	19,607,811
Cash - Ending	43,988,585	$ 18,925,469			37,601,096	18,925,469
Supplemental disclosures of cash flow information:
Cash paid for interest	658,888				6,764,648	3,274,862
Cash paid for taxes	0				155,000	126,000
Non-Cash investing and financing activities:
Agent businesses acquired in exchange for receivables	0				342,876	0
Dividends paid in-kind	$ 0				$ 0	$ 189,187